Accounts, other receivables, and publisher advance (Details Narrative) - USD ($)	6 Months Ended
	Feb. 28, 2023	Mar. 31, 2021	Feb. 28, 2021	Feb. 07, 2021
IfrsStatementLineItems [Line Items]
Advance amount receivable				$ 6,000,000
Publisher advance amount	$ 6,000,000
Repayments on advance deducted from payables to customer	5,882,677
Advance amount receivable	$ 117,323
Frankly media LLC [member]
IfrsStatementLineItems [Line Items]
Advance amount receivable		$ 1,000,000	$ 1,000,000	$ 4,000,000